Note 17 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2021
M/V EM Oinousses [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total	$ 3,770
Property, Plant, and Equipment, Fair Value Disclosure	3,870
Vessel Held for Sale, Estimated Sale Costs	220
Impairment of Long-Lived Assets to be Disposed of	$ 120
Interest Rate Swap [Member]
Derivative, Notional Amount		$ 40,000